Unaudited Condensed Consolidated Statements of Changes In Equity (Deficit) - USD ($)		Ordinary Shares		Additional Paid in Capital	Retained Earnings (Accumulated Deficits)	Non-controlling interest	Total
Balance at Oct. 31, 2022		$ 5,000	[1]	$ 152,550	$ 4,376,698	$ 5,490,105	$ 10,024,353
Balance (in Shares) at Oct. 31, 2022	[1]	50,000,000
Effect of reverse merger		$ 272	[1]	(1,109,727)			(1,109,455)
Effect of reverse merger (in Shares)	[1]	2,719,579
Conversion of promissory note settlement upon the reverse merger		$ 6	[1]	499,994			500,000
Conversion of promissory note settlement upon the reverse merger (in Shares)	[1]	55,000
Net income(loss) for the period					(4,318,799)	(2,732,234)	(7,051,033)
Dividends to shareholders						(902,000)	(902,000)
Balance at Apr. 30, 2023		$ 5,278	[1]	(457,183)	57,899	1,855,871	$ 1,461,865
Balance (in Shares) at Apr. 30, 2023		52,774,579	[1]				50,000,000
Balance at Oct. 31, 2023		$ 5,278	[1]	(457,183)	(4,955,326)	(1,857,575)	$ (7,264,806)
Balance (in Shares) at Oct. 31, 2023		52,774,579	[1]				52,774,579
Issuance of shares for services		$ 150	[1]	825,575			$ 825,725
Issuance of shares for services (in Shares)	[1]	1,500,000
Ordinary shares issued for convertible notes		$ 2	[1]	8,466			8,468
Ordinary shares issued for convertible notes (in Shares)	[1]	15,000
Net income(loss) for the period					(771,665)	527,657	(244,008)
Balance at Apr. 30, 2024		$ 5,430	[1]	$ 376,858	$ (5,726,991)	$ (1,329,918)	$ (6,674,621)
Balance (in Shares) at Apr. 30, 2024		54,289,579	[1]				54,289,579

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.